                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                                 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2012

Check here if Amendment [  ]; Amendment Number:
                                               ---

This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     BURGUNDY ASSET MANAGEMENT LTD.
Address:  181 BAY STREET, SUITE 4510
          BAY WELLINGTON TOWER, BROOKFIELD PLACE
          TORONTO, ONTARIO M5J 2T3

Form 13F File Number:  28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    KATHLEEN HARRIGAN
Title:   CHIEF COMPLIANCE OFFICER
Phone:   (416) 868-3592

Signature, Place, and Date of Signing:

/s/ Kathleen Harrigan          Toronto, Ontario Canada       May 10, 2012
-------------------------      -----------------------       ------------
    Kathleen Harrigan                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reportingmanager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:[If there are no entries in this list, omit this section.]

Form 13F File Number            Name
28-
   ---------------------        --------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE

Form 13F Information Table Entry Total:   112

Form 13F Information Table Value Total:   4,572,615
                                          ---------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                    TITLE OF               VALUE  SHRS OR                 INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                        CLASS   CUSIP       (x1000) PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS   SOLE  SHARED   NONE
---------------------------------- ---------- ----------- ------- ------- ------ -------- ---------- -------- ------- ------ -------
3M Co.                             COM        88579Y 10 1     892   10000 SH              SOLE                  10000              0
Activision Blizzard Inc.           COM        00507V 10 9   36113 2816934 SH              SOLE                2796365          20569
Altria Group Inc.                  COM        02209S 10 3   24627  797765 SH              SOLE                 790436           7329
AmerisourceBergen Corp.            COM        03073E 10 5   30179  760568 SH              SOLE                 755374           5194
Arbitron Inc.                      COM        03875Q 10 8   15611  422136 SH              SOLE                 309999         112137
Ares Capital Corp.                 COM        04010L 10 3   59458 3636562 SH              SOLE                2435065        1201497
Arthur J. Gallagher & Co.          COM        363576 10 9   49446 1383499 SH              SOLE                 906199         477300
Artio Global Investors Inc.        COM        04315B 10 7    4720  989493 SH              SOLE                 631332         358161
Bank of Montreal                   COM        063671 10 1     892   15000 SH              SOLE                  15000              0
Bank of New York Mellon Corp.      COM        064058 10 0   31119 1289643 SH              SOLE                1280270           9373
Bank of Nova Scotia                COM        064149 10 7  132372 2362933 SH              SOLE                2355442           7491
Barrick Gold Corp.                 COM        067901 10 8    1643   37800 SH              SOLE                  37800              0
Baxter International Inc.          COM        071813 10 9   70719 1182993 SH              SOLE                1173872           9121
BB&T Corp.                         COM        054937 10 7   74161 2362572 SH              SOLE                2344403          18169
Becton, Dickinson and Co.          COM        075887 10 9   28954  372884 SH              SOLE                 370480           2404
Berkshire Hathaway Inc.            CL A       084670 10 8   27793     228 SH              SOLE                    228              0
Berkshire Hathaway Inc.            CL B       084670 70 2    2977   36679 SH              SOLE                  35228           1451
Bridgepoint Education Inc.         COM        10807M 10 5   41411 1673177 SH              SOLE                1103579         569598
Brown & Brown Inc.                 COM        115236 10 1   48081 2021908 SH              SOLE                1344209         677699
Canadian National Railway Co.      COM        136375 10 2  192988 2428476 SH              SOLE                2416562          11914
Canadian Natural Resources Ltd.    COM        136385 10 1  104631 3156966 SH              SOLE                3148298           8668
CareFusion Corp.                   COM        14170T 10 1   43672 1684208 SH              SOLE                1677408           6800
Cenovus Energy Inc.                COM        15135U 10 9  133662 3713871 SH              SOLE                3701821          12050
Cisco Systems Inc.                 COM        17275R 10 2   57850 2735207 SH              SOLE                2714088          21119
Citigroup Inc.                     COM        172967 42 4     914   25000 SH              SOLE                  25000              0
Corporate Executive Board Co.      COM        21988R 10 2   36974  859668 SH              SOLE                 566281         293387
Dentsply International Inc.        COM        249030 10 7     578   14400 SH              SOLE                  14400              0
DFC Global Corp.                   COM        23324T 10 7   27870 1476973 SH              SOLE                 932688         544285
Diamond Offshore Drilling Inc.     COM        25271C 10 2   43643  653828 SH              SOLE                 649158           4670
Dolby Laboratories Inc.            CL A       25659T 10 7   29759  781908 SH              SOLE                 775581           6327
Dun & Bradstreet Corp.             COM        26483E 10 4    1382   16310 SH              SOLE                  16310              0
Eaton Vance Variable Rate
  Income Trust                     COM        278279 10 4    7018  432113 SH              SOLE                 432113              0
EchoStar Corp.                     CL A       278768 10 6   12039  427816 SH              SOLE                 288039         139777
Emerson Electric Co.               COM        291011 10 4   39648  759840 SH              SOLE                 754649           5191
Enbridge Inc.                      COM        29250N 10 5     405   10421 SH              SOLE                  10421              0
EnCana Corp.                       COM        292505 10 4  116529 5933534 SH              SOLE                5915684          17850
Equifax Inc.                       COM        294429 10 5  146000 3298700 SH              SOLE                2668370         630330
Expedia Inc.                       COM        30212P 30 3   59025 1765087 SH              SOLE                1192822         572265
FirstService Corp.                 SUB VTG SH 33761N 10 9   23679  772405 SH              SOLE                 767782           4623
FX Alliance Inc.                   COM        361202 10 4   14498  924627 SH              SOLE                 659724         264903
FXCM Inc.                          CL A       302693 10 6   48177 3708798 SH              SOLE                2491356        1217442
General Electric Co.               COM        369604 10 3    1004   50000 SH              SOLE                  50000              0
Gladstone Investment Corp.         COM        376546 10 7   18789 2481998 SH              SOLE                1645159         836839
Google Inc.                        CL A       38259P 50 8   50064   78074 SH              SOLE                  77512            562
Graco Inc.                         COM        384109 10 4   26087  491646 SH              SOLE                 330199         161447
Harris Corp.                       COM        413875 10 5   48210 1069432 SH              SOLE                1061684           7748
HCC Insurance Holdings Inc.        COM        404132 10 2   30727  985790 SH              SOLE                 616428         369362
Hilltop Holdings Inc.              COM        432748 10 1   37316 4447684 SH              SOLE                2905744        1541940
Home Depot Inc.                    COM        437076 10 2     252    5000 SH              SOLE                   5000              0
Hospira Inc.                       COM        441060 10 0   68131 1822163 SH              SOLE                1809959          12204
Iconix Brand Group Inc.            COM        451055 10 7   66319 3815820 SH              SOLE                2667292        1148528
Imperial Oil Ltd.                  COM        453038 40 8   71323 1569833 SH              SOLE                1564633           5200
Insight Enterprises Inc.           COM        45765U 10 3   45807 2088775 SH              SOLE                1392646         696129
Interval Leisure Group Inc.        COM        46113M 10 8    6433  369734 SH              SOLE                 241870         127864
iShares iBoxx High Yield Corporate
  Bond ETF                         COM        464288 51 3    6890   75953 SH              SOLE                  75953              0
Johnson & Johnson Inc.             COM        478160 10 4   56466  856070 SH              SOLE                 849209           6861
Juniper Networks Inc.              COM        48203R 10 4   37352 1632520 SH              SOLE                1619990          12530
Kayne Anderson Energy
  Development Co.                  COM        48660Q 10 2   22551  879176 SH              SOLE                 588518         290658
Kraft Foods Inc.                   COM        50075N 10 4     570   15000 SH              SOLE                  15000              0
Laboratory Corporation of
  America Holdings                 COM        50540R 40 9    1536   16777 SH              SOLE                  16777              0
Lender Processing Services Inc.    COM        52602E 10 6   93126 3581757 SH              SOLE                2901839         679918
Lincare Holdings Inc.              COM        532791 10 0   15071  582338 SH              SOLE                 394977         187361
LoJack Corp.                       COM        539451 10 4     517  130178 SH              SOLE                 130178              0
M&T Bank Corp.                     COM        55261F 10 4     267    3072 SH              SOLE                   3072              0
Madison Square Garden Co.          COM        55826P 10 0   79622 2328127 SH              SOLE                1570601         757526
Magna International Inc.           COM        559222 40 1   82543 1731217 SH              SOLE                1725417           5800
MarketAxess Holdings Inc.          COM        57060D 10 8  101338 2717578 SH              SOLE                1764694         952884
McCormick & Co., Inc.              COM        579780 20 6    2448   44976 SH              SOLE                  44976              0
McDonald's Corp.                   COM        580135 10 1    2295   23393 SH              SOLE                  23393              0
McGraw-Hill Co., Inc.              COM        580645 10 9     434    8960 SH              SOLE                   8960              0
Merck & Co., Inc.                  COM        58933Y 10 5    1204   31360 SH              SOLE                  31360              0
Microsoft Corp.                    COM        594918 10 4   48017 1488904 SH              SOLE                1478626          10278
Moody's Corp.                      COM        615369 10 5    4398  104460 SH              SOLE                 104460              0
Morgan Stanley                     COM        617446 44 8     387   19694 SH              SOLE                  19694              0
MSC Industrial Direct Co., Inc.    COM        553530 10 6   48363  580733 SH              SOLE                 389274         191459
MSCI Inc.                          COM        55354G 10 0   44536 1209891 SH              SOLE                 810614         399277
Nexen Inc.                         COM        65334H 10 2  121366 6619056 SH              SOLE                6598117          20939
NGP Capital Resources Co.          COM        62912R 10 7    6133  936348 SH              SOLE                 607062         329286
Northern Trust Corp.               COM        665859 10 4   53189 1120951 SH              SOLE                1113685           7266
Nutraceutical International Corp.  COM        67060Y 10 1   15461 1061915 SH              SOLE                 689547         372368
Occidental Petroleum Corp.         COM        674599 10 5   49829  523253 SH              SOLE                 518614           4639
Omnicom Group Inc.                 COM        681919 10 6    1195   23597 SH              SOLE                  23597              0
Oracle Corp.                       COM        68389X 10 5   68791 2359093 SH              SOLE                2339564          19529
Penske Auto Group Inc.             COM        70959W 10 3   62765 2548323 SH              SOLE                1680152         868171
Penson Worldwide Inc.              COM        709600 10 0      46   67300 SH              SOLE                  67300              0
PepsiCo Inc.                       COM        713448 10 8   65086  980955 SH              SOLE                 972948           8007
Pfizer Inc.                        COM        717081 10 3     529   23329 SH              SOLE                  23329              0
Philip Morris International Inc.   COM        718172 10 9   63879  720898 SH              SOLE                 715557           5341
Potash Corporation of
  Saskatchewan Inc.                COM        73755L 10 7    1767   38700 SH              SOLE                  38700              0
Primerica Inc.                     COM        74164M 10 8   66767 2648432 SH              SOLE                1830089         818343
Qualcomm Inc.                      COM        747525 10 3   38494  565926 SH              SOLE                 562341           3585
Ritchie Bros. Auctioneers Inc.     COM        767744 10 5  115099 4844239 SH              SOLE                4829162          15077
Rogers Communications Inc.         CL B       775109 20 0   66741 1681172 SH              SOLE                1675632           5540
Royal Bank of Canada               COM        780087 10 2  138693 2393113 SH              SOLE                2385713           7400
Safeway Inc.                       COM        786514 20 8   29737 1471389 SH              SOLE                1461030          10359
Shaw Communications Inc.           CL B       82028K 20 0   20161  952654 SH              SOLE                 950854           1800
Solera Holdings Inc.               COM        83421A 10 4   25715  560371 SH              SOLE                 373414         186957
SPDR Barclays Capital High Yield
  Bond ETF                         COM        78464A 41 7    6740  171196 SH              SOLE                 171196              0
SS&C Technologies Holdings Inc.    COM        78467J 10 0   13064  559978 SH              SOLE                 409454         150524
Tech Data Corp.                    COM        878237 10 6   45841  844831 SH              SOLE                 520175         324656
Thomson Reuters Corp.              COM        884903 10 5  178463 6172559 SH              SOLE                6152473          20086
Tim Hortons Inc.                   COM        88706M 10 3    6318  118098 SH              SOLE                 118098              0
Toronto-Dominion Bank              COM        891160 50 9  128801 1517592 SH              SOLE                1512869           4723
TripAdvisor Inc.                   COM        896945 20 1   29260  820284 SH              SOLE                 554678         265606
Tronox Inc.                        COM        897051 30 6     386    2218 SH              SOLE                   2218              0
U.S. Concrete Inc.                 COM        90333L 20 1      85   18161 SH              SOLE                  18161              0
United Technologies Corp.          COM        913017 10 9   40981  494108 SH              SOLE                 490470           3638
Valassis Communications Inc.       COM        918866 10 4   31459 1367804 SH              SOLE                 929061         438743
Viacom Inc.                        CL A       92553P 10 2     560   10782 SH              SOLE                  10782              0
Visa Inc.                          COM        92826C 83 9   76951  652129 SH              SOLE                 646944           5185
Wal-Mart Stores Inc.               COM        931142 10 3     979   16000 SH              SOLE                  16000              0
Western Union Co.                  COM        959802 10 9   58781 3339802 SH              SOLE                3317700          22102

                                              TOTAL       4572615                                    COUNT        112